GENERAL (Schedule of cash flows for discontinued operations) (Details) - Discontinued Operations [Member] - Integrated Solutions Division Member - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) discontinued operating activities	$ (4,180)	$ 1,392	$ 963
Net cash provided by (used in) discontinued investing activities	$ 0	$ 32,447	$ (461)